ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2017	2018
Payable for business acquisitions	118	39
Liabilites related to customer loyalty program	138	154
Payable to noncontrolling interest holders	87	107
Payable to franchisees	418	698
Other payables	264	351
Accrued rental, utilities and other accrued expenses	174	187
Deferred rent, current	50	71
Total	1,249	1,607